Retirement And Pension Plans (Schedule Of Projected Benefit Obligations And Fair Value Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Retirement And Pension Plans [Abstract]
Projected benefit obligations	¥ 190,257	¥ 180,868
Fair value of plan assets	161,505	138,986
Accumulated benefit obligations	183,707	175,419
Fair value of plan assets	¥ 156,934	¥ 135,314